Segment and Revenue by Geography and By Major Customer - Schedule of Major Customers Accounts Receivable and Revenues Percentage (Details) - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Customer A [Member] | Accounts Receivable [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage			25.00%		14.00%
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage	13.00%	8.00%	13.00%	12.00%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage			20.00%		18.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage			10.00%		16.00%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage	10.00%	9.00%	9.00%	7.00%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage			0.00%		14.00%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage	5.00%	24.00%	8.00%	14.00%
Customer E [Member] | Revenue Benchmark [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage	3.00%	9.00%	4.00%	10.00%
Customer F [Member] | Revenue Benchmark [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage	4.00%	5.00%	4.00%	10.00%
Customer G [Member] | Revenue Benchmark [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage	1.00%	11.00%	2.00%	10.00%